Leases - Time and bareboat chartered-in vessels (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jan. 01, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate	$ 633,550	$ 50,700